Payments, by Government - 12 months ended Dec. 31, 2023 - ZAR (R) R in Thousands		Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total		R 3,411,663	R 920,337	R 62,304	R 404,607	R 4,798,912
SOUTH AFRICA
Total		3,411,663	778,775	62,304	362,111	4,614,853
SOUTH AFRICA | Department of Water and Sanitation [Member]
Total				39,740		39,740
SOUTH AFRICA | Mine Health and Safety Council [Member]
Total				R 22,564		22,564
SOUTH AFRICA | South African Revenue Service (SARS) [Member]
Total		R 3,411,663	778,775			4,190,438
AUSTRALIA
Total			141,562		42,497	184,059
AUSTRALIA | Queensland Revenue Office [Member]
Total	[1]		R 141,562			141,562
AUSTRALIA | Aboriginal Development Benefits Trust [Member]
Total	[1]				19,349	19,349
AUSTRALIA | Waanyi Native Title Aborignal Corporation [Member]
Total	[1]				2,081	2,081
AUSTRALIA | Waanyi Joint Venture Proprietary Limited [Member]
Total	[1]				R 21,067	R 21,067

[1]
When payments are made in Australian dollars they were translated into South African Rand using a weighted average exchange rate of AUD/ZAR of 1:12.24 for a ten month period, since Century Mining
Proprietary Limited was acquired by Sibanye-Stillwater on 22 February 2023